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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge 100 Front Street, Suite 900 West Conshohocken,
         PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick
Title:   Vice President
Phone:   (610) 941-5006

Signature, Place, and Date of Signing:

 /s/ Paul A. Frick         West Conshohocken, PA              02/02/06
-------------------  ------------------------------      -------------------
    [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    No.        Form 13F File Number      Name
    ---        --------------------      ----
    1          28-2635                   Gardner Russo & Gardner

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $184,818
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name
---      --------------------      ----
2        28-11063                  Permit Capital GP, L.P.

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
         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
         --------           -------------- --------- --------- ------------------- ---------- -------- ----------------
                                                                                                       VOTING AUTHORITY
                                                       VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER              TITLE OF CLASS  CUSIP    (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------              -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN INTL GROUP INC          COM       026874107    1,754     25,700  SH         OTHER        2     X
AMERICAN TOWER SYS CORP         CL A       029912201   50,946  1,879,922  SH         OTHER        2     X
CITIGROUP INC                    COM       172967101      971     20,000  SH         OTHER        2     X
COMCAST CORP                  CL A SPL     20030N200    1,593     62,000  SH         OTHER        2     X
CUMMINS INC                      COM       231021106      763      8,500  SH         OTHER        2     X
EASTMAN CHEM CO                  COM       277432100      490      9,500  SH         OTHER        2     X
IPASS INC                        COM       46261V108      532     81,162  SH         OTHER        2     X
JOHNSON & JOHNSON                COM       478160104    1,112     18,500  SH         OTHER        2     X
LIBERTY MEDIA CORP            COM SER A    530718105      673     85,500  SH         OTHER        2     X
MERCK & CO INC                   COM       589331107      636     20,000  SH         OTHER        2     X
PFIZER INC                       COM       717081103    1,469     63,000  SH         OTHER        2     X
SBA COMMUNICATIONS CORP          COM       78388J106  116,594  6,513,606  SH         OTHER        2     X
SPRINT NEXTEL CORPORATION      COM FON     852061100      834     35,722  SH         OTHER        2     X
TYCO INTERNATIONAL LTD NEW       COM       902124106      722     25,000  SH         OTHER        2     X

ALTRIA GROUP INC                 COM       02209S103      897     12,000  SH         OTHER      1,2     X
AMERICAN INTL GROUP INC          COM       026874107      409      6,000  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL      CL A       084670108      709          8  SH         OTHER      1,2     X
BLOCK H & R INC                  COM       093671105      292     11,900  SH         OTHER      1,2     X
BROWN FORMAN CORP               CL A       115637100      362      5,100  SH         OTHER      1,2     X
CITIGROUP INC                    COM       172967101      291      6,000  SH         OTHER      1,2     X
COMCAST CORP NEW              CL A SPL     20030N200      340     13,250  SH         OTHER      1,2     X
KRAFT FOODS INC                 CL A       50075N104      204      7,225  SH         OTHER      1,2     X
MARTIN MARIETTA MATLS INC        COM       573284106      407      5,310  SH         OTHER      1,2     X
MCCLATHY CO                     CL A       579489105      192      3,250  SH         OTHER      1,2     X
NEW YORK TIMES CO               CL A       650111107       45      1,700  SH         OTHER      1,2     X
SCHWEITZER-MAUDUIT INTL INC      COM       808541106      158      6,375  SH         OTHER      1,2     X
SCRIPPS E W CO OHIO             CL A       811054204      324      6,750  SH         OTHER      1,2     X
UST INC                          COM       902911106      416     10,200  SH         OTHER      1,2     X
WASHINGTON POST CO              CL B       939640108      275        360  SH         OTHER      1,2     X
WELLS FARGO & CO NEW             COM       949746101      408      6,500  SH         OTHER      1,2     X